Payables for the acquisition of subsidiaries	12 Months Ended
Jun. 30, 2025
Payables for the acquisition of subsidiaries
Payables for the acquisition of subsidiaries

21. Payables for the acquisition of subsidiaries

The purchase agreements for acquisition of subsidiaries include payments to the seller in the event of successful collection, after the acquisition date of outstanding receivables and certain tax credits subject to administrative proceedings.

Consideration paid during the year ended June 30, 2025, amounted to R$37,571, which relates to acquisitions completed in previous years (R$222,962 on June 30, 2024, including payments for acquisitions made in previous years in the amount of R$179,148).